Balance Sheet Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Schedule of Property and Equipment
Balance sheet information is as follows:

	March 31, 2014	December 31, 2013
Property and equipment, net:
Office equipment/computer	$113,769	$113,769
Prototype vehicles	615,945	615,945
Equipment and tools	332,686	274,966
	1,062,400	1,004,680
Less: Accumulated depreciation	(294,477)	(225,447)
	$767,923	$779,233

Schedule Intangible Assets

	March 31, 2014	December 31, 2013
Intangible assets, net:
Intangible assets	$3,474,719	$3,474,719
Less: Accumulated amortization	(319,904)	(240,364)
	$3,154,815	$3,234,355

Intangibles, at cost, consisted of the following as of December 31:

	2013	2012
Intangible assets, net:
Intangible assets	$3,474,719	$52,500
Less: Accumulated amortization	(240,364)	(5,000)
	$3,234,355	$47,500

Schedule of Accrued Liabilities

	March 31, 2014	December 31, 2013
Accrued liabilities:
Accrued expenses	$311,561	$282,886
Accrued interest	192,617	206,169
	$504,178	$489,055